Earnings (Loss) Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net (Loss) Profit per Share

The following table sets forth the computation of the Company’s basic and diluted net (loss) income per share:

	Three Months Ended September 30,	Three Months Ended September 30,	Nine Months Ended September 30,	Nine Months Ended September 30,
	2025	2024	2025	2024
Numerator:
Net loss	$(21,078)	$(24,136)	$(60,198)	$(84,980)
Less: Net loss attributable to redeemable noncontrolling interests	(15,766)	(18,515)	(45,387)	(60,715)
Less: Net income (loss) attributable to noncontrolling interests	(1,044)	653	(386)	(6,997)
Add: Series A Preferred Dividends	(1,056)	(1,000)	(3,095)	(2,257)
Add: Series B Preferred Dividends	(1,584)	(451)	(3,881)	(451)
Basic Net loss attributable to common stockholders	$(6,908)	$(7,725)	$(21,401)	$(19,976)
Denominator:
Weighted Average Class A Common Stock outstanding	20,199,586	18,003,934	19,716,070	17,609,384
Weighted Average Class A Common Stock issuable under Series A Penny Warrants	1,304,742	1,271,807	1,297,489	976,876
Weighted Average Class A Common Stock issuable under Series B Penny Warrants	6,268,100	5,000,000	5,896,496	5,000,000
Weighted Average Shares Outstanding - basic and diluted	27,772,428	24,275,741	26,910,055	23,586,260
Basic and Diluted Earnings (Loss) Per Share
Basic	$(0.25)	$(0.32)	$(0.80)	$(0.85)
Diluted	$(0.25)	$(0.32)	$(0.80)	$(0.85)

The following table sets forth the computation of the Company’s basic and diluted net (loss) income per share:

Year Ended
December 31, 2024
Numerator:
Net loss	$(101,495)
Less: Net loss attributable to redeemable noncontrolling interests	(73,384)
Less: Net loss attributable to noncontrolling interests	(7,037)
Add: Series A Preferred Dividends	(3,258)
Add: Series B Preferred Dividends	(1,233)
Basic Net loss attributable to common stockholders	$(25,565)

Denominator:
Weighted Average Class A Common Stock outstanding	17,757,741
Weighted Average Class A Common Stock issuable under Series A Penny Warrants	1,051,749
Weighted Average Class A Common Stock issuable under Series B Penny Warrants	5,000,000
Weighted Average Shares Outstanding - basic and diluted	23,809,490

Basic and Diluted Earnings Loss Per Share
Basic	$(1.07)
Diluted	$(1.07)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following table summarizes potentially dilutive outstanding securities for the three and nine months ended September 30, 2025 and 2024 which were excluded from the calculation of diluted EPS, because their effect would have been anti-dilutive:

	For the three and nine months ended	For the three and nine months ended
	September 30, 2025	September 30, 2024
Public warrants	2,519,869	2,519,869
Private Placement Warrants	4,333,333	4,333,333
Series A Penny Warrants	1,304,742	1,274,742
Class B Common Stock	59,930,000	59,930,000
Total anti-dilutive features	68,087,944	68,057,944

The following table summarizes potentially dilutive outstanding securities for the year ended December 31, 2024 which were excluded from the calculation of diluted EPS, because their effect would have been anti-dilutive:

Year Ended
December 31, 2024
Public warrants	2,519,869
Private Placement Warrants	4,333,333
Penny Warrants	1,274,742
Total anti-dilutive features	8,127,944